Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AERWINS TECHNOLOGIES INC.
Entity Central Index Key	0001855631
Entity Primary SIC Number	3721
Entity Tax Identification Number	86-2049355
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Shiba Koen Annex 6 f
Entity Address, Address Line Two	1-8, Shiba Koen 3-chome
Entity Address, Address Line Three	Minato-ku
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	105-0011
City Area Code	813
Local Phone Number	6409-6761
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3411 Silverside Road Tatnall Building
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19810
City Area Code	(302)
Local Phone Number	351-3367